Term Loan Payable - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Dec. 31, 2013 Installment	Jan. 31, 2014 Mallinckrodt Inc. [Member]	Dec. 31, 2013 Mallinckrodt Inc. [Member]	Dec. 31, 2013 Mallinckrodt Inc. [Member]	Dec. 22, 2010 Warrant One [Member]	Jun. 27, 2011 Warrant Two [Member]	Dec. 16, 2011 Warrant Three [Member]	Dec. 22, 2010 Term Loan A [Member]	Dec. 31, 2013 Term Loan A [Member]	Jul. 15, 2011 Term Loan B [Member]	Dec. 31, 2013 Term Loan B [Member]	Jun. 27, 2011 Term Loan B [Member]	Jan. 15, 2012 Term Loan C [Member]	Dec. 31, 2013 Term Loan C [Member]	Dec. 16, 2011 Term Loan C [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity amount										$ 20,000
Amount borrowed under term loan										3,000		8,500			8,500
Additional borrowing capacity amount														8,500			8,500
Due date period of loans after date of funding			42 months
Number of installments for payment of term loan			36
Accrued interest on each term loan											10.26%		10.25%			10.51%
Percentage of Final payment fee to Lender			1.50%
Increase in interest rate on occurrence of any default			5.00%
Maturity period of warrant			Dec. 22, 2017
Number of shares that can be purchased for warrant issued			1,560				10,791	18,876	37,373
Exercise price of warrant (in dollars per unit)			40.50				8.34	13.50
Fair values of the warrants issued											81		231			209
Reimbursed lender costs recorded as a discount to the respective Term Loans											42		42			42
Term of amortization to interest expense			42 months
Prepayment of outstanding indebtedness	8,647		8,647
Royalty Purchase exchange payment				7,200	2,006	7,200
Accrued interest and final payment fee	300
Loss on extinguishment		$ (217)